Obligation to Deliver Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Obligation to Deliver Digital Assets [Abstract]
Schedule of Obligation to Deliver Digital Assets

The following table presents additional information about obligation to deliver digital assets for the year ended December 31, 2025:

For the Year Ended December 31,
2025
Opening balance	$-
Initial recognition of obligation to deliver digital assets	6,188,800
Changes in fair value of obligation to deliver digital assets	(1,005,690)
$5,183,110